Segment Information - Summary of Geographic Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of geographical areas [line items]
Non-current assets	¥ 6,459,953	$ 1,021,788	¥ 6,362,071
People's Republic of China [member]
Disclosure of geographical areas [line items]
Non-current assets	6,370,404	1,007,624	6,268,004
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	¥ 89,549	$ 14,164	¥ 94,067